CREDIT RISK AND CONCENTRATION	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
CREDIT RISK AND CONCENTRATION

NOTE 14-CREDIT RISK AND CONCENTRATION

Financial Risks:

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents, short-term investments and accounts and notes receivable. The Company places its idle cash with several commercial banks. Approximately $38.6 million and $33.5 million of the Company’s cash and cash equivalents were on deposit in accounts outside the U.S. at December 31, 2024 and 2023, respectively, of which approximately $17.2 million and $15.3 million were held by subsidiaries in China. China imposes currency exchange controls on certain transfers of funds to and from China. The Company’s China subsidiaries are subject to pre-approval from the State Administration of Foreign Exchange (“SAFE”) for non-domestic financing. Additionally, the amount of cash available for transfer from the China subsidiaries for use by the Company’s non-China subsidiaries is also limited both by the liquidity needs of the subsidiaries in China and the restriction on foreign currency exchange by Chinese-government mandated limitations including currency exchange controls on certain transfers of funds outside of China.

The Company’s exposure to market risk for changes in interest rates relates primarily to its investment portfolio. The fair value of its investment portfolio would not be significantly affected by either a 10% increase or decrease in interest rates due mainly to the short-term nature of most of its investment portfolio with the exception of the available-for-sale securities. The investment classified as available-for-sale securities is reported at fair value. It will be measured subsequently at fair value on the balance sheets with unrealized gains and losses recorded in accumulated other comprehensive income in shareholders’ equity. Any negative events or deterioration in financial well-being with respect to the counterparties of the long-term investments and the underlying collateral may cause material losses to the Company and have a material effect on the Company’s financial condition and results of operations. In addition, the Company’s interest income can be sensitive to changes in the general level of U.S. and China interest rates since the majority of its funds are invested in instruments with maturities of less than one year. In an increasing interest rate environment, as short-term investments mature, reinvestment occurs at more favorable market rates. Given the short-term nature of certain investments, declining interest rates will not negatively impact the Company’s investment income.

The Company maintains an investment portfolio of various holdings, types and maturities. The Company does not use derivative financial instruments. The Company places its cash investments and short term investments in instruments that meet high credit quality standards, as specified in its investment policy guidelines. The Company’s policy is to limit the risk of principal loss and to ensure the safety of invested funds by generally attempting to limit market risk.

Equity investments at fair value with readily determinable fair value represent investments in the equity securities of publicly listed companies, for which the Company does not have significant influence. Equity investments with readily determinable fair values are measured at fair value, and any changes in fair value are recognized in earnings. For equity investments measured at fair value with changes in fair value recorded in earnings, the Company does not assess whether those investments are impaired.

Concentration of Credit Risk and Major Customers:

At December 31, 2024 and 2023, the Company’s accounts receivable balance included amounts due from customer A, representing approximately nil and nil of the Company’s total accounts receivable, net of allowances for credit losses, respectively.

At December 31, 2024 and 2023, the Company’s accounts receivable balance included amounts due from customer B, representing approximately 78% and 79% of the Company’s total accounts receivable, net of allowances for credit losses, respectively. The Company has collected over $6.4 million and $0.9 million in 2024 and in the first quarter of 2025, respectively.

The following customers accounted for 10% or more of the Company’s net revenues:

	For the years ended
	December 31,
	2024	2023	2022
Customer A	30%	23%	28%
Customer B	32%	36%	44%

Country Risks:

The Company’s main operating functions inclusive of R&D, manufacturing and related supports as well as its core management team are in China. The Company’s operations in China are subject to special considerations and significant risks not typically associated with companies in the United States. These include risks associated with, among others, the political, economic and legal environments, foreign currency exchange. The Company’s results may be adversely affected by, among other things, changes in the political, economic and social conditions in China, and by changes in governmental policies with respect to laws and regulations, changes in China’s telecommunications industry and regulatory rules and policies, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation.

In addition, the major customers of the Company are based in Japan and India. Therefore, the Company’s results of operations may be adversely affected by the political and business relationship between as well as other events affecting Japan or India in general. From time to time there have been tensions and conflicts among China, Japan and India. Adverse changes in political and economic policies, geopolitical uncertainties, and international conflicts may lead to a reduction in the Company’s sales. Any future conflicts among China, Japan and India have an adverse impact on the political and business relationship of the countries. Furthermore, events affecting Japan or India in general, such as natural disasters, public health issues, or a local currency devaluation may also have a negative impact on the Company’s business, financial condition and results of operations. In recent years, there have been outbreaks of health epidemics in China and globally. The Company’s results of operations have been and may continue to be adversely and materially affected by epidemic diseases such as avian flu, H1N1 flu, SARS, COVID-19, or any other epidemic that harms the Chinese and global economy.